PENSION AND OTHER POSTRETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 28, 2019
Defined Benefit Plans
Schedule of plan benefit obligations

	Pension Benefits
	2019		2018
(In millions)	U.S.	Int’l	U.S.	Int’l
Change in projected benefit obligations
Projected benefit obligations at beginning of year	$868.5	$755.8	$1,082.1	$836.7
Service cost	—	15.6	—	19.2
Interest cost	9.0	14.8	34.5	15.7
Participant contribution	—	4.1	—	3.8
Amendments	—	1.8	—	—
Actuarial (gain) loss	(27.1)	56.8	(13.2)	(58.8)
Benefits paid	(20.7)	(21.3)	(61.8)	(22.3)
Settlements(1)	(754.0)	(4.5)	(173.1)	(9.5)
Foreign currency translation	—	(11.4)	—	(29.0)
Projected benefit obligations at end of year	$75.7	$811.7	$868.5	$755.8
Accumulated benefit obligations at end of year	$75.7	$754.0	$868.5	$696.7
(1)	In 2019, settlements in the U.S. related to the ADPP termination. Settlements in our international plans related to lump-sum payments in Switzerland. In 2018, settlements in the U.S. related to lump-sum payments associated with the ADPP termination and two nonqualified benefit plans. Settlements in our international plans related to lump-sum payments in the UK and France.

Schedule of plan assets

	Pension Benefits
	2019		2018
(In millions)	U.S.	Int’l	U.S.	Int’l
Change in plan assets
Plan assets at beginning of year	$735.6	$631.8	$740.2	$683.7
Actual return on plan assets	20.7	118.5	(3.6)	(13.3)
Employer contributions(1)	18.4	13.6	233.9	14.7
Participant contributions	—	4.1	—	3.8
Benefits paid	(20.7)	(21.3)	(61.8)	(22.3)
Settlements(2)	(754.0)	(4.5)	(173.1)	(9.5)
Foreign currency translation	—	(7.8)	—	(25.3)
Plan assets at end of year	$—	$734.4	$735.6	$631.8
(1)	In 2019, an additional contribution of $10 million was made to the ADPP to cover the remaining liabilities associated with its termination. In August 2018, a contribution of $200 million had been made to the ADPP using commercial paper borrowings.
(2)	In 2019, settlements in the U.S. related to the ADPP termination. Settlements in our international plans related to lump-sum payments in Switzerland. In 2018, settlements in the U.S. related to lump-sum payments associated with the ADPP and two nonqualified benefit plans. Settlements in our international plans related to lump-sum payments in the UK and France.

Schedule of funded status

	Pension Benefits
	2019		2018
(In millions)	U.S.	Int’l	U.S.	Int’l
Funded status of the plans
Other assets	$—	$50.8	$—	$12.6
Other accrued liabilities(1)	(7.5)	(2.4)	(65.1)	(2.0)
Long-term retirement benefits and other liabilities(2)	(68.2)	(125.7)	(67.8)	(134.6)
Plan assets less than benefit obligations	$(75.7)	$(77.3)	$(132.9)	$(124.0)
(1)	In 2019, in connection with its termination, we settled ADPP’s 2018 underfunded benefit obligation of approximately $57 million.
(2)	In accordance with our funding strategy, we have the option to fund certain of these U.S. liabilities with proceeds from our corporate-owned life insurance policies.

Schedule of weighted-average assumptions used to determine year-end benefit obligations

	Pension Benefits
	2019		2018
	U.S.	Int’l	U.S.	Int’l
Weighted average assumptions used to determine year-end benefit obligations
Discount rate	2.93%	1.66%	3.72%	2.39%
Compensation rate increase	—	2.21	—	2.23

Schedule of pre-tax amounts, recognized in "Accumulated other comprehensive loss"

	Pension Benefits
	2019		2018
(In millions)	U.S.	Int’l	U.S.	Int’l
Net actuarial loss	$15.5	$101.9	$487.5	$149.3
Prior service (credit) cost	—	(4.3)	15.9	(6.7)
Net transition obligation	—	—	—	.1
Net amount recognized in accumulated other comprehensive loss	$15.5	$97.6	$503.4	$142.7

Schedule of pretax amounts, including that of discontinued operations, recognized in "Other comprehensive loss (income)"

	Pension Benefits
	2019		2018		2017
(In millions)	U.S.	Int’l	U.S.	Int’l	U.S.	Int’l
Net actuarial (gain) loss	$(44.6)	$(42.7)	$33.5	$(27.2)	$21.8	$(17.2)
Prior service credit	—	1.8	—	—	—	(2.1)
Amortization of unrecognized:
Net actuarial gain	(.5)	(4.0)	(21.2)	(8.1)	(18.7)	(10.8)
Prior service credit (cost)	—	.4	(.8)	.5	(.9)	.4
Settlements	(442.8)	(.6)	(92.0)	(1.7)	—	—
Net amount recognized in other comprehensive (income) loss	$(487.9)	$(45.1)	$(80.5)	$(36.5)	$2.2	$(29.7)

Schedule of components of net periodic benefit cost (credit)

	Pension Benefits
	2019		2018		2017
(In millions)	U.S.	Int’l	U.S.	Int’l	U.S.	Int’l
Service cost	$—	$15.6	$—	$19.2	$.5	$18.2
Interest cost	2.7	14.8	34.5	15.7	35.3	14.3
Actuarial loss (gain)	2.5	—	(.6)	—	1.7	—
Expected return on plan assets	—	(21.0)	(42.5)	(23.8)	(40.5)	(21.1)
Amortization of actuarial loss	.5	4.0	21.2	8.1	18.7	10.8
Amortization of prior service (credit) cost	—	(.4)	.8	(.5)	.9	(.4)
Recognized loss on settlements(1)	443.5	.6	92.0	1.7	—	—
Net periodic benefit cost (credit)	$449.2	$13.6	$105.4	$20.4	$16.6	$21.8
(1)	In 2019, settlements in the U.S. related to the ADPP termination. Settlements in our international plans related to lump-sum payments in Switzerland. In 2018, settlements in the U.S. related to lump-sum payments associated with the ADPP and two nonqualified benefit plans. Settlements in our international plans related to lump-sum payments in the UK and France.

Schedule of weighted-average assumptions used to determine net periodic cost

	Pension Benefits
	2019		2018		2017
	U.S.	Int’l	U.S.	Int’l	U.S.	Int’l
Discount rate	3.73%	2.39%	3.72%	2.25%	4.18%	2.12%
Expected return on assets	—	3.38	7.00	3.78	7.00	3.77
Compensation rate increase	—	2.23	—	2.26	—	2.24

Schedule of defined benefit plan contributions

(In millions)
U.S. pension plans	$7.6
International pension plans	13.2

Schedule of anticipated future benefit payments

	Pension Benefits
(In millions)	U.S.	Int’l
2020	$7.6	$20.2
2021	8.0	22.0
2022	6.6	23.1
2023	6.4	22.6
2024	6.4	22.7
2025-2029	26.0	141.6

U.S.
Defined Benefit Plans
Schedule of fair value of plan assets

		Fair Value Measurements Using
		Quoted	Significant	Significant
		Prices	Other	Other
		in Active	Observable	Unobservable
		Markets	Inputs	Inputs
(In millions)	Total	(Level 1)	(Level 2)	(Level 3)
2018
Cash and cash equivalents	$27.1	$27.1	$—	$—
Equity securities	.3	—	.3	—
Fixed income securities – government and municipal bonds	113.0	66.3	46.7	—
Fixed income securities – corporate bonds	592.8	—	592.8	—
Other	2.4	—	2.4	—
Total U.S. plan assets	$735.6

International
Defined Benefit Plans
Schedule of fair value of plan assets

		Fair Value Measurements Using
		Quoted	Significant	Significant
		Prices	Other	Other
		in Active	Observable	Unobservable
		Markets	Inputs	Inputs
(In millions)	Total	(Level 1)	(Level 2)	(Level 3)
2019
Cash	$1.2	$1.2	$—	$—
Insurance contracts	36.3	—	—	36.3
Pooled funds – fixed income securities(1)	329.9
Pooled funds – equity securities(1)	268.8
Pooled funds – other investments(1)	98.2
Total international plan assets at fair value	$734.4
2018
Cash	$4.1	$4.1	$—	$—
Insurance contracts	36.9	—	—	36.9
Pooled funds – fixed income securities(1)	300.4
Pooled funds – equity securities(1)	185.0
Pooled funds – other investments(1)	105.4
Total international plan assets at fair value	$631.8
(1)	Pooled funds that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to reconcile to total international plan assets.

Schedule of reconciliation of Level 3 assets

Level 3 Assets
(In millions)	Insurance Contracts
Balance at December 29, 2018	$36.9
Net realized and unrealized gain	1.5
Purchases	5.6
Settlements	(7.0)
Impact of changes in foreign currency exchange rates	(.7)
Balance at December 28, 2019	$36.3